Label	Element	Value
Innovator Equity Dual Directional 15 Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: 6.73 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.70%
Innovator Equity Dual Directional 15 Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: 559.59 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	30.90%
Innovator Equity Dual Directional 15 Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: 666.21 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.00%
Innovator Equity Dual Directional 15 Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: 726.34 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.80%)
Innovator Equity Dual Directional 15 Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: 566.28 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(37.10%)